Employee Benefit Plan, Fair Value and NAV	12 Months Ended
Mar. 31, 2025
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Fair Value and NAV	FAIR VALUE MEASUREMENTS
GAAP established a fair value hierarchy that prioritizes the inputs to measure the fair value of the assets or liabilities being measured. Fair value is defined as the exchange value that would be received on the measurement date to sell an asset or to value the amount paid to transfer a liability in the principal or most advantageous market available to the entity in an orderly transaction between market participants. The three levels of the fair value hierarchy are as follows:

Level 1:	Inputs are unadjusted quoted market prices in active markets for identical assets or liabilities that the entity has the ability to access at the measurement date. Level 1 inputs provide the most reliable measure of fair value as of the measurement date.

Level 2:	Inputs are based on significant observable inputs, including unadjusted quoted market prices for similar assets and liabilities in active markets, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or inputs other than quoted prices that are observable for the asset or liability.

Level 3:	Inputs are significant and unobservable inputs for the asset or liability.

The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at March 31, 2025 or 2024.

•Mutual Funds and ADS Common Stock: Valued at the net asset value of shares held by the Plan at year-end.
•Common Collective Trust Fund: Valued at the net asset value (“NAV”) provided by the administrator of the fund. Issues and redemptions of units are recorded upon receipt of unit holder’s instructions based on the determined NAV per unit, which is determined daily. The NAV is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. For these funds, there are no unfunded commitments, redemption restrictions and participants can transact daily.
The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following tables sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of March 31, 2025 and 2024. Classification within the fair value hierarchy table is based on the lowest level of any input that is significant to the fair value measurement.
Assets at Fair Value as of March 31, 2025:

(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Investments in the fair value hierarchy:
Mutual Funds	$499,795	$—	$—	$499,795
ADS Common Stock	562,419	—	—	562,419
Total investments in the fair value hierarchy	1,062,214	—	—	1,062,214
Common collective trust fund measured at net asset value[1]	—	—	—	38,363
Total assets at fair value	$1,062,214	$—	$—	$1,100,577
Assets at Fair Value as of March 31, 2024:

(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Investments in the fair value hierarchy:
Mutual Funds	$441,708	$—	$—	$441,708
ADS Common Stock	1,063,815	—	—	1,063,815
Total investments in the fair value hierarchy	1,505,523	—	—	1,505,523
Common collective trust fund measured at net asset value[1]	—	—	—	40,458
Total assets at fair value	$1,505,523	$—	$—	$1,545,981
1.    In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.